Guarantor Financial Information - Condensed Consolidating Statement of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 1,376	$ 1,334	$ 5,590	[1]	$ 5,507	[1]	$ 5,103	[1]
Cost of revenues, exclusive of depreciation and amortization shown separately below	593	564	2,273		2,234		2,125
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	451	446	1,756		1,867		1,632
Depreciation and amortization	126	129	513		524		554
Restructuring charges	35	37	84		84		61
Operating income	171	158	964		798		731
Interest income	1	1	4		6		5
Interest expense	(81)	(100)	(390)		(456)		(660)
Loss on derivative instruments					(1)		(27)
Foreign currency exchange transaction gains/(losses), net	(12)	(10)	(16)		(9)		135
Other (expense)/income, net	(12)	(6)	(118)		(209)		(81)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	67	43	444		129		103
(Provision)/benefit for income taxes	(27)	(11)	(146)		(21)		46
Equity in net (loss)/income of affiliates	(1)	(2)	5		3		5
Income from continuing operations	39	30	303		111		154
Income from discontinued operations, net of tax	(3)	(2)	(7)		1		(22)
Net income	36	28	296		112		132
Less: net income attributable to noncontrolling interests	(1)		(1)		3		3
Net income attributable to controlling interest	37	28	297		109		129
Total other comprehensive income attributable to noncontrolling interest	2
Total other comprehensive (loss)/income	(18)	88	(34)		(203)		(44)
Total other comprehensive (loss)/income attributable to controlling interest	(20)
Total comprehensive (loss)/income	18	116	265		(92)		87
Comprehensive income attributable to noncontrolling interest	1		2		2		2
Total comprehensive (loss)/income attributable to controlling interests	17	116	263		(94)		85
Nielsen [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income		1	2		7		7
Interest expense		(1)	(1)		(13)		(49)
Other (expense)/income, net					(52)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates			1		(58)		(42)
(Provision)/benefit for income taxes							1
Equity in net income of subsidiaries	37	28	296		167		170
Income from continuing operations	37	28	297		109		129
Net income	37	28	297		109		129
Net income attributable to controlling interest	37		297		109		129
Total other comprehensive (loss)/income	(20)	88	(34)		(203)		(44)
Total other comprehensive (loss)/income attributable to controlling interest	(20)
Total comprehensive (loss)/income	17	116	263		(94)		85
Total comprehensive (loss)/income attributable to controlling interests	17		263		(94)		85
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	147	139	569		548		501
Interest expense	(77)	(95)	(367)		(426)		(597)
Loss on derivative instruments					(1)		(27)
Foreign currency exchange transaction gains/(losses), net							111
Other (expense)/income, net	(12)	(6)	(121)		(182)		(91)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	58	38	81		(61)		(103)
(Provision)/benefit for income taxes	(20)	(14)	(32)		21		36
Income from continuing operations	38	24	49		(40)		(67)
Net income	38	24	49		(40)		(67)
Net income attributable to controlling interest	38		49		(40)		(67)
Total other comprehensive (loss)/income	9	(8)	(4)		7		6
Total other comprehensive (loss)/income attributable to controlling interest	9
Total comprehensive (loss)/income	47	16	45		(33)		(61)
Total comprehensive (loss)/income attributable to controlling interests	47		45		(33)		(61)
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	714	682	2,823		2,680		2,559
Cost of revenues, exclusive of depreciation and amortization shown separately below	272	253	1,018		970		987
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	219	219	851		938		817
Depreciation and amortization	97	102	397		406		437
Restructuring charges	19	9	27		31		42
Operating income	107	99	530		335		276
Interest income	13	17	59		25		31
Interest expense	(155)	(152)	(615)		(593)		(538)
Foreign currency exchange transaction gains/(losses), net		(1)	(2)		(7)		(26)
Other (expense)/income, net	19	19	148		191		45
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	(16)	(18)	120		(49)		(212)
(Provision)/benefit for income taxes	4	7	(33)		8		81
Equity in net income of subsidiaries	51	41	206		207		322
Equity in net (loss)/income of affiliates	(2)	(2)	3				1
Income from continuing operations	37	28	296		166		192
Income from discontinued operations, net of tax					1		(22)
Net income	37	28	296		167		170
Net income attributable to controlling interest	37		296		167		170
Total other comprehensive (loss)/income	(19)	77	(37)		(182)		(15)
Total other comprehensive (loss)/income attributable to controlling interest	(19)
Total comprehensive (loss)/income	18	105	259		(15)		155
Total comprehensive (loss)/income attributable to controlling interests	18		259		(15)		155
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	662	652	2,767		2,827		2,544
Cost of revenues, exclusive of depreciation and amortization shown separately below	321	311	1,255		1,264		1,138
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	232	227	905		929		815
Depreciation and amortization	29	27	116		118		117
Restructuring charges	16	28	57		53		19
Operating income	64	59	434		463		455
Interest income	4	8	28		30		23
Interest expense	(12)	(16)	(61)		(28)		(33)
Foreign currency exchange transaction gains/(losses), net	(12)	(9)	(14)		(2)		50
Other (expense)/income, net	(19)	(19)	(145)		(166)		(35)
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	25	23	242		297		460
(Provision)/benefit for income taxes	(11)	(4)	(81)		(50)		(72)
Equity in net (loss)/income of affiliates	1		2		3		4
Income from continuing operations	15	19	163		250		392
Income from discontinued operations, net of tax	(3)	(2)	(7)
Net income	12	17	156		250		392
Less: net income attributable to noncontrolling interests	(1)		(1)		3		3
Net income attributable to controlling interest	13		157		247		389
Total other comprehensive income attributable to noncontrolling interest	2
Total other comprehensive (loss)/income	(62)	116	34		(216)		(163)
Total other comprehensive (loss)/income attributable to controlling interest	(64)
Total comprehensive (loss)/income	(50)	133	193		33		228
Comprehensive income attributable to noncontrolling interest	1		2		2		2
Total comprehensive (loss)/income attributable to controlling interests	(51)		191		31		226
Elimination [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	(163)	(164)	(654)		(604)		(557)
Interest expense	163	164	654		604		557
Equity in net income of subsidiaries	(88)	(69)	(502)		(374)		(492)
Income from continuing operations	(88)	(69)	(502)		(374)		(492)
Net income	(88)	(69)	(502)		(374)		(492)
Net income attributable to controlling interest	(88)		(502)		(374)		(492)
Total other comprehensive (loss)/income	74	(185)	7		391		172
Total other comprehensive (loss)/income attributable to controlling interest	74
Total comprehensive (loss)/income	(14)	(254)	(495)		17		(320)
Total comprehensive (loss)/income attributable to controlling interests	$ (14)		$ (495)		$ 17		$ (320)

[1]	Revenues are attributed to geographic areas based on the location of customers.